SEGMENT INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2010 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2009 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2011 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2010 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2009 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2011 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2010 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2009 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2011 Retail Banking [Member] EUR (€)		Dec. 31, 2010 Retail Banking [Member] EUR (€)		Dec. 31, 2009 Retail Banking [Member] EUR (€)		Dec. 31, 2011 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2010 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2009 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2011 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2010 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2009 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2011 Insurance [Member] EUR (€)		Dec. 31, 2010 Insurance [Member] EUR (€)		Dec. 31, 2009 Insurance [Member] EUR (€)		Dec. 31, 2011 International [Member] EUR (€)		Dec. 31, 2010 International [Member] EUR (€)		Dec. 31, 2009 International [Member] EUR (€)		Dec. 31, 2011 Turkish Operations [Member] EUR (€)		Dec. 31, 2010 Turkish Operations [Member] EUR (€)		Dec. 31, 2009 Turkish Operations [Member] EUR (€)		Dec. 31, 2011 Other Business Segment [Member] EUR (€)		Dec. 31, 2010 Other Business Segment [Member] EUR (€)		Dec. 31, 2009 Other Business Segment [Member] EUR (€)
Segment Reporting Information
Net interest income																€ 1,203,449		€ 1,368,231		€ 1,402,316		€ 775,789		€ 621,918		€ 536,138		€ 371,353		€ 472,177		€ 584,022		€ 62,831		€ 54,066		€ 48,832		€ 387,197		€ 461,836		€ 488,762		€ 903,357		€ 1,053,634		€ 968,856		€ 138,832		€ 116,095		€ (62,611)
Net fee and commission income / (loss)																101,398		127,788		166,243		81,691		77,841		72,270		(106,766)		37,556		95,488		6,935		8,054		3,872		94,218		102,260		94,040		313,622		262,723		228,546		2,751		(6,297)		(71)
Other																(25,192)		(25,223)		(26,448)		(61,766)		(73,770)		(67,169)		8,674		(205,549)		268,099		178,720		101,146		149,498		5,824		28,456		17,873		35,646		47,939		96,860		(106,603)		8,595		11,679
Total operating income / (loss)																1,279,655		1,470,796		1,542,111		795,714		625,989		541,239		273,261		304,184		947,609		248,486		163,266		202,202		487,239		592,552		600,675		1,252,625		1,364,296		1,294,262		34,980		118,393		(51,003)
Direct costs																(687,823)		(683,711)		(670,025)		(52,153)		(53,058)		(53,509)		(65,095)		(77,823)		(79,390)		(135,460)		(159,653)		(182,192)		(293,350)		(300,583)		(302,526)		(656,414)		(659,239)		(523,994)		(249,029)		(160,099)		(255,232)
Allocated costs and provisions																(1,514,674)		(1,155,003)		(798,813)		(2,151,714)		(259,477)		(207,704)		(10,723,025)		(60,472)		(190,290)		(633,054)		(37,603)		(70,431)		(202,164)		(209,568)		(189,914)		(147,058)		(144,586)		(250,085)		(282,246)		(42,569)		(51,042)
Share of profit of associates																0		0		0		0		0		0		(2,592)		310		(1,429)		1,051		903		560		1,193		1,055		783		94		289		(190)		1,433		(959)		393
Segment assets		105,318,021	120,137,237		113,030,484											27,368,430		30,079,448		31,961,306		16,195,725		18,957,278		18,639,070		24,903,725		29,793,880		26,859,396		2,041,287		3,052,124		2,851,745		9,856,192		10,506,104		11,446,389		20,671,864		20,619,183		15,819,570		4,280,798		7,129,220		5,453,008
Deferred tax assets and current income tax advance		1,551,968	607,368		363,699
Depreciation, amortisation																18,759	[1]	19,746	[2]	20,096	[1]	1,688	[1]	1,291	[2]	1,021	[1]	4,848	[1]	5,968	[2]	3,538	[1]	8,895	[1]	9,698	[2]	9,127	[1]	36,261	[1]	35,483	[2]	32,688	[1]	54,593	[1]	53,633	[2]	42,186	[1]	101,187	[1]	101,441	[2]	104,784	[1]
Credit provisions and other impairment charges																1,180,171		796,593		442,576		2,101,421		204,037		151,257		10,702,049		39,865		171,804		631,329		36,987		69,813		200,322		209,528		189,914		147,058		144,586		250,085		259,932		18,731		28,196
Non-current asset additions																5,517		8,730		14,814		10,805		13,254		634		35,736		4,093		11,741		3,112		5,137		8,289		18,872		52,360		62,445		80,175		67,704		58,782		66,134		105,934		115,725
Reconciliation Of Profit Before Tax [Abstract]
Profit / (loss) before tax - IFRS		(13,420,120)	637,630		1,252,065
Dividend paid and transactions on financial instruments classified within equity under IFRS		(39,252)	(369)		186,289
Hedging of Interest Rate Risk and Net Investment Hedge		(68,125)	(693,471)		(430,170)
Fixed assets measurement difference		38,322	8,733		26,810
Effective Interest Rate income recognition method		(12,457)	(40,776)		(88,820)
Redeemable non-controlling interests		15,117	29,636		(1,282)
Foreign exchange differences on AFS debt securities		103,584	(78,220)		28,800
Difference of equity in earnings of investees		16,074	1,797		(21,515)
Impairment of AFS securities		127,793	(23,979)		(120,538)
Insurance Reserves		(307,243)	(67,508)
Other		(15,864)	76,175		(20,462)
Income/(loss) before income tax expense - US GAAP		(14,048,134)	(265,693)		629,870
Impairment of goodwill		(298,241)
Bond's portfolio classification		(187,722)
US GAAP Restatements			(115,341)		(180,035)
Schedule Of Segment Reporting Information By Geographic Location
Total assets	136,879,528	103,467,235	118,731,878	[3]			71,599,902	83,757,213	81,933,706	31,867,333	34,974,665	31,181,173	103,467,235	118,731,878	113,114,879
Total revenues							(6,399,383)	3,666,315	4,638,099	3,172,016	3,150,344	3,132,746	(3,227,367)	6,816,659	7,770,845
Income/(loss) before income tax benefit	(18,584,644)	(14,048,134)	(265,693)	[3]	629,870	[3]	(14,511,072)	(896,685)	62,868	462,938	630,992	567,002	(14,048,134)	(265,693)	629,870
Net income / (loss) attributable to NBG shareholders	$ (19,234,907)	€ (14,539,668)	€ (354,772)	[3]	€ 391,052	[3]

[1]	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[2]	Commitments to extend credit at December 31, 2010 and 2011 include amounts of EUR 1,318.6 million and EUR 1,685.7 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.
[3]	As restated. See Note 43 for more information.